LEGAL RELATED AND NON LEGAL RELATED PROVISIONS	12 Months Ended
Dec. 31, 2023
Disclosure of legal-related and non legal-related provision [abstract]
LEGAL RELATED AND NON LEGAL RELATED PROVISIONS

NOTE 23 – LEGAL RELATED AND NON-LEGAL RELATED PROVISIONS

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2023, 2022 and 2021 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2021	Ps.	241,774	Ps.	671,076	Ps.	912,850
Provisions made during the year		196,452		410,810		607,262
Provisions used during the year		(72,892)		(47,426)		(120,318)
Provisions reversed during the year		(118,865)		(146,599)		(265,464)
Effect of movements in exchange rates		503		7,649		8,152
Reclassification BAC		(9,749)		3,382		(6,367)
Discontinued operations		10,306		3,840		14,146
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
Provisions made during the year		183,294		380,005		563,299
Provisions used during the year		(44,895)		(200,406)		(245,301)
Provisions reversed during the year (1)		(155,475)		(62,180)		(217,655)
Effect of movements in exchange rates		370		17,810		18,180
Reclassification BAC		(2,047)		(40,193)		(42,240)
Discontinued operations		417		210		627
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171
Provisions made during the year		298,719		334,974		633,693
Provisions used during the year		(51,160)		(338,536)		(389,696)
Provisions reversed during the year (1)		(258,421)		(110,419)		(368,840)
Effect of movements in exchange rates		(642)		(18,403)		(19,045)
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283
(1)	For legal related, recovery of provisions by Porvenir as of December 31, 2023 and 2022 by Ps. 241,431 and Ps.149,598 respectively for claims for nullity of affiliations that were in progress.

The estimated period for the cancellation of the provisions recorded as of December 31,2023 and 2022 is a follows.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	8,283	Ps.	173,692	Ps.	181,975
After twelve months		209,406		691,902		901,308
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	9,449	Ps.	363,888	Ps.	373,337
After twelve months		219,744		634,090		853,834
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171

Legal related:

Administrative proceedings

At December 31, 2023 and 2022, the outstanding balance of provisions recorded for administrative proceedings were Ps. 29,207 and Ps. 26,476 respectively, by way of claims for administrative or judicial processes of a tax nature other than income tax and other processes, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2023 and 2022, the outstanding balance of provisions recorded for labor proceedings were Ps. 28,138 and Ps. 29,592 respectively. Labor proceedings include labor pursuits, indemnities for former employees against some subsidiaries of Grupo Aval. The time expected for resolution is uncertain since each proceeding is based on different instances.

Other proceedings

At December 31, 2023 and 2022, the outstanding balance of other legal provisions recorded were Ps. 160,344 and Ps. 173,125, respectively, being the most representative:

●	Provisions made to cover claims for cancellation of affiliations and transfer of regime, old-age pensions, requests to Porvenir, old age disability and survival pensions which amounted to Ps. 152,017 and Ps. 144,038, respectively.

Non-legal related:

At December 31, 2023 and 2022 the outstanding balance of non-legal related provisions recorded amounting were Ps. 865,594 and Ps. 997,978, respectively, are mainly comprised by:

●	Provisions in Corficolombiana´s affiliates as of December 31, 2023 and 2022, associated with the maintenance, restoration and rehabilitation relating to development of concession contracts of Ps. 310,044 and Ps. 339,191 respectively.

●	Provisions in Porvenir´s subsidiary as of December 31, 2023, and 2022, where the main balance corresponds to undercapitalized accounts, these are individual pension accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment, and thus have to be provisioned for the expected difference of Ps. 283,568 and Ps. 289,381 respectively.

●	Provisions for losses on loan commitments as of December 31 2023 and 2022, of Ps. 70,268 and Ps. 64,910 respectively. (See note 4.1.5) Loan commitments and financial guarantee contracts.

●	Provision in Proinvipacífico, a Corficolombiana´s subsidiary as of December 31, 2023 and 2022 for the recognition of additional costs on the Pacífico 1 project of Ps. 42,358 and Ps. 55,933 respectively.

●	Provisions of several subsidiaries of Grupo Aval as of December 31,2023 and 2022, corresponding to the dismantling of ATMs and offices of Ps. 75,808 and Ps. 59,002, respectively.